Condensed Consolidated Income Statements - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Total revenue	$ 1,289.0	$ 1,053.0
Cost of sales	(36.0)	(30.0)
Gross profit (loss)	1,253.0	1,023.0
Research and development	(838.0)	(650.0)
Selling, general and administrative	(317.0)	(259.0)
Disposal, restructuring and other operating expenses, net	(7.0)	0.0
Total operating expenses	(1,162.0)	(909.0)
Operating income (loss)	91.0	114.0
Income (loss) from equity investments, net	128.0	4.0
Interest income, net	31.0	27.0
Other non-operating income (loss), net	3.0	1.0
Income (loss) before income taxes	253.0	146.0
Income tax benefit (expense)	17.0	(16.0)
Net income (loss)	$ 270.0	$ 130.0
Net income (loss) per share attributable to ordinary shareholders
Basic (in dollars per share)	$ 0.25	$ 0.12
Diluted (in dollars per share)	$ 0.25	$ 0.12
Weighted average ordinary shares outstanding
Basic (in shares)	1,066	1,058
Diluted (in shares)	1,078	1,065
Nonrelated Party
Total revenue	$ 901.0	$ 725.0
Related Party
Total revenue	$ 388.0	$ 328.0